PROPERTY, PLANT AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	March 31, 2025	December 31, 2024
Gross property, plant and equipment	$25,125,450	$24,884,609
Accumulated depreciation	8,188,743	7,700,417
Total property, plant and equipment, net	$16,936,707	$17,184,192

December 31,	2024	2023
Buildings and improvements	$12,800,087	$16,276,614
Machinery, equipment and vehicle fleet	11,993,713	8,597,430
Construction in progress	90,809	21,682
Property, plant and equipment - cost	24,884,609	24,895,726
Less: Accumulated depreciation	(7,700,417)	(6,200,757)
Property, plant and equipment - net	$17,184,192	$18,694,969